Contract Asset (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract asset, current	$ 516,283				$ 516,283		$ 516,283
Contract asset, non-current	2,194,201				2,194,201		2,581,417
Amortization of contract asset	100,000			$ 0	400,000	$ 0
ASC 460 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract asset, current	300,000				300,000		341,600
Contract asset, non-current	1,500,000				1,500,000		1,707,999
Amortization of contract asset	85,401	$ 85,401	$ 85,401				(85,401)
ASC 326 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract asset, current	200,000				200,000		174,683
Contract asset, non-current	700,000				$ 700,000		873,418
Amortization of contract asset	$ 43,671	$ 43,671	$ 43,671				$ (43,671)